Loans (Schedule Of Loans By Regulatory Risk Ratings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 538,442	$ 383,881
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	523,128	362,986
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,488	11,461
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,826	9,434
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	246,324	203,880
Commercial And Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	238,655	196,004
Commercial And Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,990	4,813
Commercial And Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,679	3,063
Commercial And Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	172,711	150,796
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	166,398	139,206
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,366	6,407
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,947	5,183
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	22,004	24,291
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	21,014	23,282
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	132	87
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	858	922
Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,191	4,886
Consumer [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,849	4,466
Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans		154
Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	342	266
Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Guaranteed Student Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	94,028
Guaranteed Student Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	94,028
Guaranteed Student Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans
Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	184	28
Overdrafts [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	184	28
Overdrafts [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans